INTEREST INCOME	12 Months Ended
Mar. 31, 2022
INTEREST INCOME
INTEREST INCOME

24. INTEREST INCOME

	Fiscal Year Ended	Fiscal Year Ended
	March 31, 2022	March 31, 2021
	$	$
Interest income on shareholders' loan	2,664	2,531
Interest income on refundable lease deposit	25,185	7,549
Interest income on bank balances	398,055	40,957
Total interest income	425,904	51,037